UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07255
Oppenheimer International Bond Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 09/30/2009

Item 1. Reports to Stockholders.

September 30, 2009

Oppenheimer

International Bond Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

September 30, 2009 Oppenheimer Management International Bond Commentaries and Fund Annual Report M A N A G E M E N T C O M M E N TA R I E S Market Recap and Outlook A N N U A L R E P O RT Listing of Top Holdings Fund Performance Discussion Listing of Investments Financial Statements 1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Japan	17.3%
Germany	13.9
Brazil	8.9
United Kingdom	6.9
United States	6.7
Turkey	5.3
France	4.1
Italy	4.1
Mexico	3.7
Russia	3.1
Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2009, and are based on the total market value of investments.
Regional Allocation
Europe 37.7% Asia 22.5 Latin America 20.0 United States/Canada 7.9 Middle East/Africa 7.5 Emerging Europe 4.1 Supranational 0.3
Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2009, and are based on the total market value of investments.
9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 30, 2009, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. For the 12-month period ended September 30, 2009, Oppenheimer International Bond Fund’s Class A shares (without sales charge) returned 16.83%, compared to its benchmark, the Citigroup Non-U.S. Dollar World Government Bond Index, which returned 16.07%. The Fund also outperformed the Lipper International Income Funds Index, which returned 13.56% during the reporting period.1

     The Fund was affected by heightened market volatility throughout the reporting period, including sharp declines among emerging markets, corporate bonds and mortgage-backed securities over the reporting period’s first half when a global financial crisis and severe recession intensified. Aggressive remedial measures by government and monetary officials worldwide helped stem the downturn, and market sectors that had been punished over the first half of the reporting period rallied strongly over the second half. Gains during the rally were particularly robust among sovereign bonds from the emerging markets.
     Despite their relative weakness during the financial crisis, we maintained the Fund’s overweight position in local-currency denominated bonds from developing nations throughout the 12-month period. This positioning reflected our view that the emerging markets had improved their economic and financial systems to the extent that they were less tied to conditions in Europe, Japan and the United States than had been the case just ten years ago. Indeed, the emerging markets showed greater resilience in recovering from the credit crisis and recession than they had historically. The Fund’s investments in the emerging markets were concentrated primarily in the sovereign debt of Brazil, Turkey, Mexico and Hungary, where local economies appear to be relatively sound, monetary policy has been attractive and financial reforms have bolstered investor confidence. In addition, we established small tactical positions in Argentina, Venezuela and other nations where bond prices fell to levels we considered attractively valued. Although we maintained substantial positions in local-currency denominated bonds from the developed markets of Japan and Europe, the Fund’s exposure to these regions was less than that of the benchmark.
     As market conditions improved, we increased the Fund’s exposure to “quasi-sovereign” bonds, which are backed by government-supported corporations and constitute a small but

1.	The Lipper International Income Funds Index is an equally weighted representation of the largest funds in the Lipper International Income Funds category. The index cannot be purchased directly by investors, is shown for illustrative purposes only and does not predict or depict the performance of the Fund.
10 | OPPENHEIMER INTERNATIONAL BOND FUND

growing segment of the emerging fixed-income markets. We invested primarily in bonds backed by energy and telecommunications companies in Latin America. In addition, as short-term interest rates fell worldwide, we gradually reduced the Fund’s average duration from a slightly long position early in the reporting period to one that was roughly in line with industry averages by the reporting period’s end.
     As of September 30, 2009, we remain cautiously optimistic regarding the prospects for international bonds. On the positive side, certain emerging markets still offer relatively high yields, providing opportunities for competitive levels of income and the potential for price appreciation. In addition, we expect a weakening U.S. dollar to support higher foreign asset values for U.S. investors. However, we remain cautious regarding the likelihood of rising interest rates in the developed markets as a global economic recovery gains momentum. Accordingly, we have maintained the Fund’s emphasis on the emerging markets, but we are prepared to adjust our strategies as market conditions evolve.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2009. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 27, 2004. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
     The Fund’s performance is compared to the Citigroup Non-U.S. Dollar World Government Bond Index, a market-capitalization-weighted index that tracks performance of 13 government bond markets in developed countries. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities in the index.
11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
OPPENHEIMER INTERNATIONAL BOND FUND (Class A) Citigroup Non-U.S. Dollar World Government Bond Index $30,000 $27,858 ( ) 25,000 20,000 $19,052 ( ) 15,000 $10,000 10,000 $9,525 5,000 0 9/30/99 9/30/00 9/30/01 9/30/02 9/30/03 9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 9/30/09 Average Annual Total Returns of Class A Shares with Sales Charge of the Fund at 9/30/09 1-Year 11.28% 5-Year 8.85% 10-Year 10.79%
12 | OPPENHEIMER INTERNATIONAL BOND FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
$30,000 $27,902 ( ) 25,000 20,000 $19,052 ( ) 15,000 $10,000 10,000 5,000 0 9/30/99 9/30/00 9/30/01 9/30/02 9/30/03 9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 9/30/09 Average Annual Total Returns of Class B Shares with Sales Charge of the Fund at 9/30/09 1-Year 10.87% 5-Year 8.73% 10-Year 10.81%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.
13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

OPPENHEIMER INTERNATIONAL BOND FUND (Class C) Citigroup Non-U.S. Dollar World Government Bond Index $30,000 $27,152 ( ) 25,000 20,000 $19,052 ( )
15,000 $10,000 10,000 5,000 0 9/30/99 9/30/00 9/30/01 9/30/02 9/30/03 9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 9/30/09 Average Annual Total Returns of Class C Shares with Sales Charge of the Fund at 9/30/09 1-Year 15.04% 5-Year 9.14% 10-Year 10.50%
14 | OPPENHEIMER INTERNATIONAL BOND FUND

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer International Bond Fund (Class N) Citigroup Non-U.S. Dollar World Government Bond Index $30,000 25,000 $24,886 ( ) $20,066 ( ) 20,000 15,000 $10,000 10,000 5,000 0 9/30/02 9/30/03 9/30/04 9/30/05 9/30/06 9/30/07 9/30/08 9/30/09 3/1/01 9/30/01 Average Annual Total Returns of Class N Shares with Sales Charge of the Fund at 9/30/09 1-Year 15.23% 5-Year 9.48% Since Inception (3/1/01) 11.21%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.
15 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
Oppenheimer International Bond Fund (Class Y) Citigroup Non-U.S. Dollar World Government Bond Index $25,000 20,000 $16,507 ( ) 15,000 $14,064 ( ) $10,000 10,000 5,000 0 9/27/04 9/30/05 9/30/06 9/30/07 9/30/08 9/30/09 Average Annual Total Returns of Class Y Shares of the Fund at 9/30/09 1-Year 17.26% 5-Year 10.34% Since Inception (9/27/04) 10.53%
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. There is no sales charge for Class Y shares. See page 17 for further information.
16 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
17 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
Class Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
19 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2009	September 30, 2009	September 30, 2009

Actual
Class A	$1,000.00	$1,189.40	$5.45
Class B	1,000.00	1,184.80	10.34
Class C	1,000.00	1,185.80	9.35
Class N	1,000.00	1,187.70	7.65
Class Y	1,000.00	1,191.50	3.41

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.10	5.03
Class B	1,000.00	1,015.64	9.54
Class C	1,000.00	1,016.55	8.63
Class N	1,000.00	1,018.10	7.06
Class Y	1,000.00	1,021.96	3.15
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2009 are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.88
Class C	1.70
Class N	1.39
Class Y	0.62
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS September 30, 2009

	Principal
	Amount		Value

U.S. Government Obligations—0.9%
U.S. Treasury Bills, 0.10%, 10/15/09[1] (Cost $104,592,678)	$104,600,000		$104,592,678

Foreign Government Obligations—75.6%
Argentina—0.4%
Argentina (Republic of) Bonds:
0.943%, 8/3/12[2]	6,160,125		5,013,484
Series GDP, 1.626%, 12/15/35[2]	15,020,000		1,073,930
Series V, 7%, 3/28/11	19,088,000		17,338,797
Series VII, 7%, 9/12/13	4,720,000		3,647,380
Argentina (Republic of) Sr. Unsec. Nts., 7%, 10/3/15	32,290,000		22,214,857

			49,288,448

Australia—0.3%
New South Wales Treasury Corp. Bonds:
Series 12, 6%, 5/1/12	16,990,000	AUD	15,283,701
Series 14, 5.50%, 8/1/14	24,750,000	AUD	21,718,287

			37,001,988

Belgium—0.5%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35	34,110,000	EUR	55,057,731
Brazil—7.3%
Banco Nacional de Desenvolvimento Economico e Social Nts., 6.369%, 6/16/18[3]	10,960,000		11,576,500
Brazil (Federal Republic of) Bonds:
6%, 1/17/17	26,495,000		28,800,065
8%, 1/15/18	14,435,833		16,788,874
8.875%, 10/14/19	24,260,000		31,598,650
10.50%, 7/14/14	17,650,000		22,742,025
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/10/10	36,149,000	BRR	20,900,306
10%, 1/1/12	431,958,000	BRR	242,259,984
10%, 1/1/14	59,480,000	BRR	31,862,353
10%, 1/1/17	695,190,000	BRR	352,601,282
10.878%, 5/15/45	15,030,000	BRR	15,479,146
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15	29,000,000		34,336,000
Brazil (Federal Republic of) Sr. Nts., 5.875%, 1/15/19	29,810,000		32,194,800

			841,139,985

Canada—1.2%
Ontario (Province of) Bonds, 4.20%, 3/8/18	71,195,000	CAD	69,044,487

Quebec (Province of) Nts., 4.50%, 12/1/18	70,565,000	CAD	69,065,580

			138,110,067
F1 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Colombia—0.8%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[3]	16,413,000,000	COP	$7,870,591
Colombia (Republic of) Bonds:
7.375%, 9/18/37	3,390,000		3,847,650
12%, 10/22/15	34,907,000,000	COP	21,528,917
Colombia (Republic of) Nts., 11.75%, 3/1/10	7,228,000,000	COP	3,873,169
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	25,050,000		28,769,925
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	15,520,000		17,863,520
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27	6,656,000,000	COP	3,693,227

			87,446,999

Denmark—0.4%
Denmark (Kingdom of) Bonds, 4%, 11/15/17	234,415,000	DKK	48,120,590
Egypt—1.1%
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 9.576%, 10/20/09[4]	33,200,000	EGP	6,003,274
Series 182, 9.704%, 11/3/09[4]	50,025,000	EGP	9,013,228
Series 182, 9.679%, 11/10/09[4]	11,225,000	EGP	2,018,847
Series 182, 9.595%, 12/8/09[4]	49,700,000	EGP	8,879,517
Series 273, 9.595%, 12/8/09[4]	49,850,000	EGP	8,906,316
Series 364, 9.59%, 10/20/09[4]	69,825,000	EGP	12,625,863
Series 364, 9.827%, 11/3/09[4]	70,400,000	EGP	12,694,264
Series 364, 9.656%, 11/10/09[4]	220,175,000	EGP	39,614,092
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12[3]	108,205,000	EGP	19,863,150

			119,618,551

France—4.0%
France (Government of) Bonds, 3.75% 10/25/19	73,830,000	EUR	110,026,968
France (Government of) Obligations Assimilables du Tresor Bonds, 4%, 10/25/38	73,675,000	EUR	106,428,980
France (Government of) Treasury Nts., 1.50%, 9/12/11	169,040,000	EUR	248,405,141

			464,861,089

Germany—13.7%
Germany (Federal Republic of) Bonds:
3.50%, 7/4/19	252,040,000	EUR	377,436,318
Series 03, 3.75%, 7/4/13	397,002,000	EUR	614,956,307
Series 08, 4.75%, 7/4/40	77,145,000	EUR	128,783,246
Germany (Federal Republic of) Treasury Bills:
Series 011, 0.475%, 1/27/10[4]	99,100,000	EUR	144,396,601
Series 23, 0.495%, 12/9/09[4]	81,650,000	EUR	119,115,134
Series 26, 0.49%, 1/13/10[4]	134,700,000	EUR	196,916,750

			1,581,604,356
F2 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[3]	$7,150,000		$7,185,750
Greece—2.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13	175,005,000	EUR	271,547,906
Hungary—1.5%
Hungary (Republic of) Bonds:
Series 10/C, 6.75%, 4/12/10	1,080,000,000	HUF	5,850,164
Series 11/B, 6%, 10/12/11	297,000,000	HUF	1,573,611
Series 11/C, 6.75%, 4/22/11	5,451,400,000	HUF	29,302,171
Series 11/A, 7.50%, 2/12/11	149,000,000	HUF	812,910
Series 12/C, 6%, 10/24/12	6,531,000,000	HUF	34,087,675
Series 12/B, 7.25%, 6/12/12	3,118,000,000	HUF	16,870,515
Series 13/D, 6.75%, 2/12/13	1,800,000,000	HUF	9,581,709
Series 14/C, 5.50%, 2/12/14	1,837,800,000	HUF	9,226,335
Series 15/A, 8%, 2/12/15	7,731,000,000	HUF	42,676,128
Series 17/B, 6.75%, 2/24/17	741,500,000	HUF	3,797,211
Series 19/A, 6.50%, 6/24/19	4,500,000,000	HUF	22,233,034

			176,011,463

Indonesia—1.0%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14[3]	1,950,000		2,120,625
6.875%, 1/17/18[3]	28,176,000		30,570,960
7.25%, 4/20/15[3]	6,637,000		7,383,663
Indonesia (Republic of) Sr. Unsec. Nts.:
7.75%, 1/17/38[3]	16,240,000		18,107,600
10.375%, 5/4/14[3]	13,080,000		15,990,300
11.625%, 3/4/19[3]	8,030,000		11,342,375
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[3]	23,355,000		28,376,325

			113,891,848

Israel—0.6%
Israel (State of) Bonds:
5.50%, 2/28/17	107,280,000	ILS	31,103,082
Series 2682, 7.50%, 3/31/14	107,990,000	ILS	34,305,067

			65,408,149

Italy—4.0%
Italy (Republic of) Treasury Bonds:
Buoni del Tesoro Poliennali, 3.75%, 12/15/13	196,469,000	EUR	298,551,459
Buoni del Tesoro Poliennali, 5.25%, 8/1/11	105,730,000	EUR	165,346,087

			463,897,546

Japan—16.7%
Japan (Government of) Bonds:
2 yr., 0.20%, 10/15/11[5]	11,488,000,000	JPY	127,876,228
5 yr., Series 72, 1.50%, 6/20/13[5]	43,624,000,000	JPY	505,188,421
F3 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Japan Continued
Japan (Government of) Bonds: Continued
10 yr., Series 279, 2%, 3/20/16[5]	11,440,000,000	JPY	$137,278,726
10 yr., Series 282, 1.70%, 9/20/16[5]	32,014,000,000	JPY	377,486,306
10 yr., Series 301, 1.50%, 6/20/19[5]	28,534,000,000	JPY	324,957,964
20 yr., Series 112, 2.10%, 6/20/29[5]	40,090,000,000	JPY	451,895,784

			1,924,683,429

Mexico—2.9%
United Mexican States Bonds:
5.625%, 1/15/17	10,960,000		11,431,280
Series A, 6.375%, 1/16/13	5,945,000		6,548,418
Series M10, 7.75%, 12/14/17[2]	982,900,000	MXN	72,554,143
Series MI10, 8%, 12/19/13	1,657,770,000	MXN	126,362,434
Series M10, 8%, 12/17/15	297,000,000	MXN	22,406,479
Series MI10, 9.50%, 12/18/14[2]	267,300,000	MXN	21,563,032
Series M20, 10%, 12/5/24[2]	709,800,000	MXN	60,798,680
United Mexican States Sr. Unsec. Bonds, 6.05%, 1/11/40	3,489,000		3,497,723
United Mexican States Sr. Unsec. Nts., 5.875%, 2/17/14	6,140,000		6,600,500

			331,762,689

Norway—0.2%
Norway (Kingdom of) Bonds, 6.50%, 5/15/13	112,460,000	NOK	21,460,349
Panama—0.6%
Panama (Republic of) Bonds:
6.70%, 1/26/36	8,025,000		8,907,750
7.25%, 3/15/15	20,670,000		23,718,825
8.875%, 9/30/27	8,215,000		10,884,875
9.375%, 4/1/29	11,570,000		15,850,900
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	11,655,000		13,490,663

			72,853,013

Peru—1.6%
Peru (Republic of) Bonds:
7.35%, 7/21/25	10,100,000		11,842,250
7.84%, 8/12/20	86,585,000	PEN	35,404,362
9.91%, 5/5/15	135,047,000	PEN	60,089,716
Series 7, 8.60%, 8/12/17	123,865,000	PEN	53,146,414
Series 8-1, 12.25%, 8/10/11	15,215,000	PEN	6,280,382
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16[4]	1,426,420		1,108,756
Peru (Republic of) Sr. Unsec. Nts., 7.125%, 3/30/19	10,988,000		12,729,598

			180,601,478

Philippines—0.4%
Philippines (Republic of the) Bonds, 8%, 1/15/16	2,910,000		3,375,600
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31	18,700,000		21,341,375
F4 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Philippines Continued
Philippines (Republic of the) Unsec. Bonds: Continued
9%, 2/15/13	$14,390,000		$16,872,275
Power Sector Assets & Liabilities Management Corp. Gtd. Sr. Unsec. Nts., 7.25%, 5/27/19[3]	7,500,000		8,025,000

			49,614,250

Poland—1.5%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22	10,000,000	PLZ	3,332,424
Series 0414, 5.75%, 4/25/14[6]	136,250,000	PLZ	47,590,847
Series 0511, 4.25%, 5/24/11	338,345,000	PLZ	116,978,295

			167,901,566

Portugal—0.5%
Portugal (Republic of) Obrigacoes Do Tesouro Bonds, 5%, 6/15/12	38,735,000	EUR	61,292,061
Spain—0.5%
Spain (Government of) Bonos Y Oblig Del Estado, 4.25% 1/31/14	39,220,000	EUR	61,418,878
Sweden—0.4%
Sweden (Kingdom of) Bonds, Series 1050, 3%, 7/12/16	341,375,000	SEK	48,684,261
The Netherlands—0.7%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11	53,105,000	EUR	82,893,567
Turkey—4.9%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	22,775,000		24,114,170
7%, 9/26/16	13,755,000		14,873,282
7%, 3/11/19	11,380,000		12,205,050
10.673%, 5/11/11[4]	93,930,000	TRY	55,430,789
12.038%, 2/2/11[4]	90,970,000	TRY	55,158,838
14%, 1/19/11[2]	66,670,000	TRY	48,072,934
16%, 3/7/12[2]	345,355,000	TRY	266,230,539
Series CPI, 10%, 2/15/12[2]	24,375,000	TRY	22,355,513
Series CPI, 12%, 8/14/13[2]	23,725,000	TRY	21,320,727
Turkey (Republic of) Nts.:
7.25%, 3/15/15	4,930,000		5,398,350
7.50%, 7/14/17	19,300,000		21,374,750
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	16,230,000		17,974,725

			564,509,667

United Kingdom—3.9%
United Kingdom Treasury Bonds:
2.25%, 3/7/14	83,766,000	GBP	132,122,618
4.25%, 3/7/11	80,115,000	GBP	134,173,676
4.75%, 12/7/38	103,605,000	GBP	184,273,245

			450,569,539
F5 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Uruguay—0.8%
Uruguay (Oriental Republic of) Bonds:
4.945%, 4/5/27	248,600,000	UYU	$11,041,085
7.625%, 3/21/36	11,650,000		12,349,000
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	13,000,000		13,396,500
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18	403,060,000	UYU	24,331,774
8%, 11/18/22	23,255,000		26,161,875

			87,280,234

Venezuela—0.7%
Venezuela (Republic of) Bonds, 9%, 5/7/23	43,330,000		32,714,150
Venezuela (Republic of) Nts., 10.75%, 9/19/13	5,650,000		5,621,750
Venezuela (Republic of) Unsec. Bonds, 7.65%, 4/21/25	22,115,000		14,706,475
Venezuela (Republic of) Unsec. Nts.:
6%, 12/9/20	7,200,000		4,428,000
13.625%, 8/15/18[6]	17,160,000		17,674,800

			75,145,175

Total Foreign Government Obligations (Cost $8,103,753,930)			8,700,862,622

Loan Participations—2.2%
Bayerische Hypo-und Vereinsbank AG for the City of Kiev, Ukraine Nts., 8.625%, 7/15/11[3]	18,560,000		15,497,600
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 8.40% Sec. Nts., 2/9/16	13,440,000		10,214,400
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11	4,800,000		4,296,000
Dali Capital plc/Bank of Moscow, 7.25% Sec. Nts., Series 28, Tranche 1, 11/25/09	72,600,000	RUR	2,425,134
Gaz Capital SA:
7.288% Sr. Sec. Nts., 8/16/37[3]	23,930,000		22,494,200
7.51% Sr. Sec. Nts., 7/31/13[3]	21,880,000		23,247,500
8.625% Sr. Sec. Nts., 4/28/34[3]	18,050,000		19,809,875
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10[3]	2,780,000		2,849,500
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.75% Nts., 5/29/18[3]	7,225,000		7,466,315
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts., 7/29/13[3]	19,450,000		19,571,563
TransCapitalInvest Ltd. for OJSC AK Transneft:
5.67% Sec. Bonds, 3/5/14[3]	9,250,000		9,008,899
8.70% Sec. Nts., 8/7/18[3]	9,900,000		10,822,720
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[3]	29,400,000		30,906,750
VTB Capital SA:
6.25% Sr. Nts., 6/30/35[3]	2,950,000		2,765,625
6.315% Sub. Unsec. Nts., 2/4/15	57,895,000		56,809,469
6.875% Sr. Sec. Nts., 5/29/18[3]	17,478,000		17,303,220

Total Loan Participations (Cost $254,424,818)			255,488,770
F6 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Corporate Bonds and Notes—11.7%
Consumer Staples—0.1%
Beverages—0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[2,3]	24,030,000	BRR	$13,157,090
Food Products—0.0%
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11[3]	2,745,000		2,449,913
Energy—1.6%
Oil, Gas & Consumable Fuels—1.6%
Gaz Capital SA:
8.125% Nts., 7/31/14[3]	10,100,000		10,857,500
8.146% Sr. Sec. Nts., 4/11/18[3]	19,320,000		20,504,316
Kazmunaigaz Finance Sub BV:
9.125% Nts., 7/2/18[3]	23,060,000		25,135,400
11.75% Sr. Unsec. Nts., 1/23/15[3]	46,800,000		55,575,000
Pemex Project Funding Master Trust, 6.625% Sr. Unsec. Unsub. Nts., 6/15/38[3]	19,980,000		18,881,100
Petrobras International Finance Co., 7.875% Sr. Unsec. Nts., 3/15/19	10,450,000		12,108,938
Petroleos Mexicanos, 8% Unsec. Unsub. Nts., 5/3/19	8,530,000		9,783,910
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[3]	12,630,000		14,366,625
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[3]	6,546,835		6,393,050
Tengizchevroil LLP, 6.124% Nts., 11/15/14[3]	4,589,709		4,543,812
TGI International Ltd., 9.50% Nts., 10/3/17[3]	8,770,000		9,471,600

			187,621,251

Financials—7.5%
Commercial Banks—3.8%
Banco BMG SA, 9.15% Nts., 1/15/16[3]	9,770,000		10,258,500
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21[2,3]	2,750,000		2,763,750
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	149,493,000	EUR	221,537,793
4.50% Sr. Sec. Nts., 7/13/21	81,717,000	EUR	115,523,319
Corparacion Adina de Fomento, 8.125% Nts., 6/4/19	6,530,000		7,611,388
Hana Bank, 6.50% Sr. Unsec. Nts., 4/9/12[3]	8,990,000		9,642,099
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17[3]	3,275,000		2,701,875
9.25% Sr. Nts., 10/16/13[3]	38,790,000		37,626,300
ICICI Bank Ltd., 6.375% Bonds, 4/30/22[2,3]	12,195,000		10,006,205
Inter-American Development Bank:
6.26% Nts., 12/8/09[2,6]	11,200,000	BRR	8,123,730
8.729% Nts., 1/25/12[2]	6,036,428,789	COP	2,952,613
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10[6,7,8]	550,000		—
F7 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Commercial Banks Continued
Salisbury International Investments Ltd., 4.66% Sec. Nts., Series 2006-003, Tranche E, 7/20/11[2,6]	$2,400,000		$1,786,800

			430,534,372

Consumer Finance—0.0%
JSC Astana Finance, 9.16% Nts., 3/14/12[6,7]	14,000,000		1,750,000
Diversified Financial Services—0.7%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[3]	9,862,126		5,966,586
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	25,027,000	EUR	35,733,829
Banco Invex SA, 27.615% Mtg.-Backed Certificates, Series 062U, 3/13/34[2,9]	27,603,725	MXN	6,603,256
Cloverie plc, 4.542% Sec. Nts., Series 2005-93, 12/20/10[2,6]	3,600,000		3,129,480
Export-Import Bank of Korea (The), 5.875% Sr. Unsec. Nts., 1/14/15	10,100,000		10,674,488
International Bank for Reconstruction & Development (The), 15% Nts., 1/7/10	3,000,000	TRY	2,063,470
JPMorgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35[6]	34,101,099	MXN	2,122,649
25.79% Mtg.-Backed Certificates, Series 06U, 9/25/35[2]	14,739,132	MXN	2,644,460
Korea Development Bank, 8% Sr. Nts., 1/23/14	10,000,000		11,441,700
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[3,10]	6,065,000		2,485,698

			82,865,616

Thrifts & Mortgage Finance—3.0%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[3]	2,650,000		2,027,250
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11	66,080,000	EUR	99,280,036
4% Sec. Mtg. Nts., Series 2, 9/27/16	154,690,000	EUR	221,965,074
4.375% Sec. Nts., 5/19/14	16,815,000	EUR	25,237,141

			348,509,501

Industrials—0.3%
Construction & Engineering—0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[3]	10,219,520		10,526,106
Odebrecht Finance Ltd., 9.625% Sr. Unsec. Nts., 4/9/14[3]	10,040,000		11,696,600

			22,222,706

Road & Rail—0.1%
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[3]	9,186,610		7,670,819
Materials—0.8%
Chemicals—0.1%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[3]	15,030,000		15,105,150
Construction Materials—0.0%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs.[3,11]	4,000,000		3,165,980
F8 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Metals & Mining—0.6%
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[6]	$6,450,000		$6,474,188
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[3]	51,325,000		50,811,750
Voto-Votorantim Overseas Trading Operations, 6.625% Sr. Unsec. Nts., 9/25/19[3]	7,850,000		7,859,813

			65,145,751

Paper & Forest Products—0.1%
Celulosa Arauco y Constitucion SA, 7.25% Sr. Unsec. Nts., 7/29/19[3]	6,070,000		6,709,086
Telecommunication Services—0.3%
Diversified Telecommunication Services—0.2%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[3]	5,225,000		5,329,500
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16[3]	26,033,700	PEN	9,537,031
Telmar Norte Leste SA, 9.50% Sr. Unsec. Nts., 4/23/19[3]	8,525,000		10,230,000

			25,096,531

Wireless Telecommunication Services—0.1%
America Movil SAB de CV, 8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	140,800,000	MXN	8,043,804
Utilities—1.1%
Electric Utilities—0.8%
Centrais Eletricas Brasileiras SA, 6.857% Sr. Unsec. Unsub. Nts., 7/30/19[3]	7,600,000		8,246,000
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10[6]	13,295,000	BRR	7,954,787
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[3]	8,700,000		9,461,250
ISA Capital do Brasil SA, 8.80% Sr. Nts., 1/30/17[3]	2,190,000		2,365,200
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[3]	28,270,000		30,192,812
Majapahit Holding BV:
7.25% Nts., 10/17/11[3]	2,860,000		2,988,700
7.75% Nts., 10/17/16[3]	10,450,000		11,024,750
8% Sr. Unsec. Nts., 8/7/19[3]	7,200,000		7,722,000
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	665,100,000	PHP	12,689,962

			92,645,461

Energy Traders—0.3%
Electric Power Development Co. Ltd., 1.80% Gtd. Unsec. Nts., 6/28/10[12]	3,043,000,000	JPY	34,267,438

Total Corporate Bonds and Notes (Cost $1,295,787,546)			1,346,960,469

	Shares

Common Stocks—0.0%
MHP SA, GDR[3,8] (Cost $11,892)	169,861		1,783,541
F9 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Structured Securities—5.8%
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10	3,820,000	GHS	$2,483,659
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10	3,820,000	GHS	2,483,659
Ghana (Republic of) Credit Linked Nts., 12.08%, 6/9/10	3,820,000	GHS	2,483,659
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	100,100,000,000	IDR	11,258,013
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/18/19	100,050,000,000	IDR	11,252,390
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	50,050,000,000	IDR	5,191,425
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	50,670,000,000	IDR	5,255,735
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/17/15	105,850,000,000	IDR	10,979,268
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	11,920,000,000	COP	6,932,528
Colombia (Republic of) Credit Linked Nts., 13.083%, 2/26/15[6,9]	10,435,000,000	COP	11,193,021
Colombia (Republic of) Credit Linked Nts., Series 01, 13.083%, 2/26/15[6,9]	3,833,000,000	COP	4,111,437
Colombia (Republic of) Credit Linked Nts., Series 02, 13.083% 12/26/15[6,9]	4,568,000,000	COP	4,899,829
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12[3]	6,942,469,928	COP	4,306,238
Colombia (Republic of) Total Return Linked Nts., 11%, 5/19/11	21,780,000,000	COP	12,318,335
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12[6]	31,110,000,000	COP	19,296,746
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	12,430,000,000	COP	7,710,014
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12	11,705,100,000	COP	7,260,377
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12[3]	289,700,000	DOP	7,853,977
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10[3]	15,350,000	GHS	10,144,348
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/2/10[3]	13,799,000	UAH	1,611,626
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10[2]	49,215,000	UAH	5,176,572
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09[2,6]	321,528,000	RUR	10,706,071
Moitk Total Return Linked Nts., 3/26/11[6,7]	220,242,600	RUR	734
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10[3]	277,800,000	RUR	9,258,699
Oreniz Total Return Linked Nts., 9.24%, 2/21/12[2,6]	64,940,000	RUR	1,600,450
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09	30,400,000	UAH	3,460,852
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17[6]	85,958,000,000	VND	2,857,459
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Total Return Linked Nts., Series 009, 9.24%, 2/21/12[2,6]	75,000,000	RUR	1,848,380
Russian Specialized Construction & Installation Administration Credit Linked Nts., 5/20/10[6,7]	64,600,000	RUR	215
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09	9,163,000	UAH	1,043,151
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09[6]	65,490,000	UAH	7,455,632
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/24/12[6]	64,500,000	RUR	2,089,044
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.09%, 1/5/11	46,738,129	MXN	3,267,548
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts., 9.65%, 1/5/11	30,944,326	MXN	2,163,375
F10 | OPPENHEIMER INTERNATIONAL BOND FUND

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG: Continued
Coriolanus Ltd. Sec. Credit Linked Nts., 10.62%, 9/10/10[6]	$16,500,000		$5,618,250
Coriolanus Ltd. Sec. Credit Linked Nts., Series 112, 8.33%, 12/7/09[2,6]	7,890,000		7,796,661
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[2,6,9]	8,755,000		8,907,249
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%, 1/19/10[4,6]	8,475,000		8,257,955
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12	4,025,661		1,544,243
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15	10,300,162		10,105,829
Indonesia (Republic of) Credit Linked Nts., Series 02, 12.80%, 6/22/21	140,400,000,000	IDR	16,653,866
Opic Reforma I Credit Linked Nts., Cl. 1A, 6.916%, 9/24/14[2,6]	27,100,000	MXN	2,007,854
Opic Reforma I Credit Linked Nts., Cl. 1B, 6.916%, 9/24/14[2,6]	5,420,000	MXN	401,571
Opic Reforma I Credit Linked Nts., Cl. 1C, 6.916%, 9/24/14[2,6]	9,033,333	MXN	669,285
Opic Reforma I Credit Linked Nts., Cl. 1D, 6.916%, 9/24/14[2,6]	4,516,667	MXN	334,642
Opic Reforma I Credit Linked Nts., Cl. 1E, 6.916%, 9/24/14[2,6]	6,323,333	MXN	468,499
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.405%, 5/22/15[2,6]	2,585,931	MXN	191,593
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.405%, 5/22/15[2,6]	4,524,148	MXN	335,197
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.405%, 5/22/15[2,6]	68,213,181	MXN	5,053,951
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.405%, 5/22/15[2,6]	4,971,283	MXN	368,325
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.405%, 5/22/15[2,6]	3,611,731	MXN	267,595
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.405%, 5/22/15[2,6]	2,306,631	MXN	170,900
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.405%, 5/22/15[2,6]	424,788	MXN	31,473
Peru (Republic of) Credit Linked Bonds, 3.242%, 4/30/25[4,5,6]	6,924,565		3,938,855
Peru (Republic of) Credit Linked Bonds, 3.269%, 4/30/25[4,6]	5,531,917		3,144,395
Peru (Republic of) Credit Linked Bonds, 3.346%, 4/30/25[4,6]	5,199,767		2,955,598
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/27/10	2,505,000		1,695,685
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 3/1/11	2,505,000		1,475,821
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/29/11	2,505,000		1,295,711
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/29/12	2,505,000		1,180,306
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/30/12	2,505,000		1,095,887
United Mexican States Credit Linked Nts., 9.52%, 1/5/11	30,852,184	MXN	2,156,933
Deutsche Bank AG, Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17	216,800,000,000	VND	7,251,871
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/12/11[2,3]	213,030,000	RUR	6,536,740
Eirles Two Ltd. Sec. Nts., Series 335, 3.291%, 4/30/12[2,6]	11,200,000		8,103,200
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17[3,4]	129,050,000	TRY	30,668,941
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.476%, 2/8/37[4,6]	376,977,600,000	COP	7,683,294
Hallertau SPC Credit Linked Nts., Series 2008-2A, 6.764%, 9/17/13[2,6]	25,340,000		25,560,458
Hallertau SPC Philippines (Republic of) Credit Linked Nts., Series 2007-01, 3.211%, 12/20/17[2,6]	45,030,000		33,277,170
Hallertau SPC Segregated Portfolio, Brazil (Federal Republic of) Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10[4,6,7]	63,164,246	BRR	3,565,379
HSBC Bank USA NA, Brazil (Federal Republic of) Credit Linked Nts., 5/9/11[5,6]	15,700,000		15,700,000
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09[6]	64,285,000	UAH	7,364,798
F11 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued

	Principal
	Amount		Value

Structured Securities Continued
JPMorgan Chase Bank NA:
Brazil (Federal Republic of) Credit Linked Nts., 10.908%, 5/16/45[6]	11,130,000	BRR	$11,223,986
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16[4,6]	69,010,000,000	COP	20,101,275
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16[4,6]	90,697,000,000	COP	24,243,544
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%, 10/31/16[4,6]	90,312,000,000	COP	24,140,633
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/15/19[6]	22,790,000,000	IDR	2,558,422
Indonesia (Republic of) Credit Linked Nts., 11.50%, 9/15/19[6]	49,990,000,000	IDR	5,611,914
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15[3,4]	40,860,000	PEN	9,612,952
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10[6]	3,850,000		3,963,575
JPMorgan Chase Bank NA, London Branch, Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/17/21[3]	120,620,000,000	IDR	14,211,769
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[6]	13,289,000,000	COP	5,990,501
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[3]	26,120,000	PEN	7,207,660
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	414,941,217	RUR	6,603,302
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc Total Return Linked Nts., Series A, 8.375%, 7/9/12	121,708,625	RUR	3,825,194
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.551%, 1/5/22[3,4]	173,500,000	BRR	7,165,738
Ukraine (Republic of) Credit Linked Nts., 3.476%, 10/15/17[2,6]	17,600,000		8,272,000
Ukraine (Republic of) Credit Linked Nts., Series 2, 4.346%, 10/15/17[2,6]	12,250,000		5,757,500
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[6]	11,760,000		9,168,096
VimpelCom Total Return Linked Nts., 9.05%, 7/26/13[2]	692,500,000	RUR	22,915,211
WTI Trading Ltd. Total Return Linked Nts., Series A, 15%, 3/8/12	15,432,670		14,529,859
WTI Trading Ltd. Total Return Linked Nts., Series C, 15%, 3/8/12	20,630,015		19,433,470
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[6]	7,369,232	GHS	3,610,873

Total Structured Securities (Cost $799,100,771)			663,937,920

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.2%
Euro Call[8]	12/3/09	$1.392	200,000,000	15,332,880
Euro Call[8]	12/3/09	1.411	200,000,000	12,043,840

Total Options Purchased (Cost $24,306,119)				27,376,720

	Shares

Investment Companies—2.1%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[13,14]	4,925,622	4,925,622
Oppenheimer Institutional Money Market Fund, Cl. E, 0.27%[13,15]	240,101,093	240,101,093

Total Investment Companies (Cost $245,026,715)		245,026,715
F12 | OPPENHEIMER INTERNATIONAL BOND FUND

		Value

Total Investments, at Value (Cost $10,827,004,469)	98.5%	11,346,029,435
Other Assets Net of Liabilities	1.5	168,456,045

Net Assets	100.0%	$11,514,485,480

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar

BRR	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

DKK	Danish Krone

DOP	Dominican Republic Peso

EGP	Egyptian Pounds

EUR	Euro

GBP	British Pound Sterling

GHS	Ghana Cedi

HUF	Hungarian Forint

IDR	Indonesia Rupiah

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Nuevo Peso

NOK	Norwegian Krone

PEN	Peruvian New Sol

PHP	Philippines Peso

PLZ	Polish Zloty

RUR	Russian Ruble

SEK	Swedish Krona

TRY	New Turkish Lira

UAH	Ukraine Hryvnia

UYU	Uruguay Peso

VND	Vietnam Dong

1.	All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $56,999,658. See Note 5 of accompanying Notes.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $935,975,051 or 8.13% of the Fund’s net assets as of September 30, 2009.

4.	Zero coupon bond reflects effective yield on the date of purchase.

5.	When-issued security or delayed delivery to be delivered and settled after September 30, 2009. See Note 1 of accompanying Notes.

6.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2009 was $439,482,765, which represents 3.82% of the Fund’s net assets, of which $10,300,885 is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1A, 6.916%, 9/24/14	12/27/07	$2,490,580	$2,007,854	$482,726
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1B, 6.916%, 9/24/14	6/12/08	522,536	401,571	120,965
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1C, 6.916%, 9/24/14	8/12/08	888,889	669,285	219,604
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1D, 6.916%, 9/24/14	8/6/09	346,616	334,642	11,974
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 1E, 6.916%, 9/24/14	9/10/09	472,684	468,499	4,185
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.405%, 5/22/15	5/21/08	249,324	191,593	57,731
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.405%, 5/22/15	6/12/08	436,168	335,197	100,971
F13 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

	Acquisition			Unrealized
Security	Date	Cost	Value	Depreciation

Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.405%, 5/22/15	6/18/08	$6,617,724	$5,053,951	$1,563,773
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.405%, 5/22/15	7/8/08	481,935	368,325	113,610
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.405%, 5/22/15	7/15/08	350,722	267,595	83,127
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.405%, 5/22/15	8/8/08	227,066	170,900	56,166
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.405%, 5/22/15	8/22/08	41,897	31,473	10,424

		$13,126,141	$10,300,885	$2,825,256

7.	Issue is in default. See Note 1 of accompanying Notes.

8.	Non-income producing security.

9.	Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

10.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12.	A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See Note 5 of accompanying Notes.

13.	Rate shown is the 7-day yield as of September 30, 2009.

14.	Interest rate is less than 0.0005%.

15.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2008	Additions	Reductions	September 30, 2009

OFI Liquid Assets Fund, LLC	369,679,710	295,592,353	665,272,063	—
Oppenheimer Institutional Money Market Fund, Cl. E	264,206,183	9,341,139,116	9,365,244,206	240,101,093

	Value	Income

OFI Liquid Assets Fund, LLC	$—	$1,303,751	[a]
Oppenheimer Institutional Money Market Fund, Cl. E	240,101,093	7,714,646

	$240,101,093	$9,018,397

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F14 | OPPENHEIMER INTERNATIONAL BOND FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$104,592,678	$—	$104,592,678
Foreign Government Obligations	—	8,699,753,866	1,108,756	8,700,862,622
Loan Participations	—	255,488,770	—	255,488,770
Corporate Bonds and Notes	—	1,346,960,469	—	1,346,960,469
Common Stocks	1,783,541	—	—	1,783,541
Structured Securities	—	663,937,920	—	663,937,920
Options Purchased	—	27,376,720	—	27,376,720
Investment Companies	245,026,715	—	—	245,026,715

Total Investments, at Value	246,810,256	11,098,110,423	1,108,756	11,346,029,435
Other Financial Instruments:
Appreciated swaps, at value	—	67,864,866	—	67,864,866
Futures margins	4,693,943	—	—	4,693,943
Foreign currency exchange contracts	—	184,952,375	—	184,952,375

Total Assets	$251,504,199	$11,350,927,664	$1,108,756	$11,603,540,619

Liabilities Table
Other Financial Instruments:
Depreciated swaps, at value	$—	(28,615,679)	$—	$(28,615,679)
Unfunded purchase agreements	—	(1,106,380)	—	(1,106,380)
Futures margins	(2,036,973)	—	—	(2,036,973)
Foreign currency exchange contracts	—	(153,694,763)	—	(153,694,763)

Total Liabilities	$(2,036,973)	$(183,416,822)	$—	$(185,453,795)

Currency contracts, forwards and unfunded purchase agreements, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
Foreign Currency Exchange Contracts as of September 30, 2009 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Chinese Renminbi
(Yuan) (CNY)	Sell	389,300	CNY	11/13/09	$56,992,002	$60,830	$—
Indonesia Rupiah (IDR)	Buy	205,160,000	IDR	11/30/09	20,967,352	566	—
Japanese Yen (JPY)	Buy	28,562,678	JPY	10/5/09-11/12/09	318,267,479	15,788,379	—
New Taiwan Dollar (TWD)	Sell	1,663,000	TWD	10/14/09	51,903,456	—	956,822
New Zealand Dollar (NZD)	Buy	479,600	NZD	11/10/09	345,373,838	25,413,494	—
New Zealand Dollar (NZD)	Sell	313,740	NZD	11/10/09	225,933,253	—	13,155,417

						41,263,269	14,112,239
F15 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Bank Paribas Asia — FGN:
Euro (EUR)	Sell	168,675	EUR	11/12/09	$246,823,524	$59,250	$20,389,440
Hungarian Forint (HUF)	Buy	9,642,000	HUF	10/14/09	52,243,268	1,105,639	—
Norwegian Krone (NOK)	Buy	613,700	NOK	11/10/09	106,110,793	3,222,332	—
Norwegian Krone (NOK)	Sell	1,595,800	NOK	11/10/09	275,919,184	—	2,158,170
Polish Zloty (PLZ)	Buy	325,270	PLZ	10/1/09-10/5/09	113,286,550	1,177,008	169,162
Polish Zloty (PLZ)	Sell	140,290	PLZ	11/12/09	48,716,480	49,286	4,650,187
Swiss Franc (CHF)	Buy	303,520	CHF	11/10/09	292,980,328	—	466,633
Swiss Franc (CHF)	Sell	277,200	CHF	11/10/09	267,574,285	1,343,061	—

						6,956,576	27,833,592
Barclay’s Capital:
Euro (EUR)	Buy	313,350	EUR	11/10/09-12/2/09	458,518,713	13,716,234	40,559
Euro (EUR)	Sell	298,450	EUR	10/5/09-1/27/10	436,695,266	206,166	15,654,582
Mexican Nuevo Peso (MXN)	Buy	686,810	MXN	10/6/09	50,841,642	—	1,515,461
Norwegian Krone (NOK)	Buy	1,372,600	NOK	11/10/09	237,327,153	7,946,178	—
Norwegian Krone (NOK)	Sell	233,200	NOK	11/10/09	40,321,064	—	1,786,119
Polish Zloty (PLZ)	Sell	210,160	PLZ	11/12/09	72,979,225	—	8,264,829
South African Rand (ZAR)	Buy	192,830	ZAR	11/17/09	25,432,935	21,751	58,189

						21,890,329	27,319,739
Citigroup:
British Pound Sterling (GBP)	Buy	8,046	GBP	10/2/09	12,859,047	39,152	—
Indian Rupee (INR)	Buy	1,200,000	INR	10/20/09	24,907,921	72,456	—
Mexican Nuevo Peso (MXN)	Sell	1,873,800	MXN	11/10/09	138,022,052	4,224,543	—
Singapore Dollar (SGD)	Buy	26,410	SGD	11/10/09	18,742,655	421,724	—

						4,757,875	—
Credit Suisse:
British Pound Sterling (GBP)	Buy	167,530	GBP	11/6/09-11/10/09	267,697,454	—	10,348,680
British Pound Sterling (GBP)	Sell	6,300	GBP	11/10/09	10,066,776	347,124	—
Japanese Yen (JPY)	Buy	32,020,107	JPY	10/15/09-11/12/09	356,787,531	21,089,808	—
Mexican Nuevo Peso (MXN)	Buy	252,358	MXN	10/1/09	18,697,303	100,582	—
New Turkish Lira (TRY)	Buy	73,775	TRY	10/13/09	49,594,943	575,010	—
New Turkish Lira (TRY)	Sell	192,590	TRY	10/13/09	129,467,843	—	1,501,065
Russian Ruble (RUR)	Buy	469,530	RUR	11/16/09	15,469,996	1,382,687	—
South African Rand (ZAR)	Buy	843,670	ZAR	10/5/09-11/17/09	111,698,067	2,418,608	863,169
Swedish Krona (SEK)	Buy	984,700	SEK	11/10/09	141,289,862	2,003,014	75,769

						27,916,833	12,788,683
Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Buy	3,238	AUD	11/20/09	2,844,547	70,423	—
British Pound Sterling (GBP)	Buy	6,905	GBP	11/20/09	11,033,330	—	141,653
Canadian Dollar (CAD)	Buy	12,015	CAD	11/20/09	11,222,930	103,593	—
Euro (EUR)	Buy	45,830	EUR	11/20/09	67,062,633	—	46,694
Euro (EUR)	Sell	194,200	EUR	10/2/09-11/12/09	284,179,287	—	5,616,778
Indian Rupee (INR)	Buy	1,199,000	INR	10/20/09	24,887,165	68,287	—
F16 | OPPENHEIMER INTERNATIONAL BOND FUND

Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Deutsche Bank Capital Corp.: Continued
Japanese Yen (JPY)	Buy	37,728,000	JPY	11/10/09-11/20/09	$420,411,384	$7,749,419	$462,940
Japanese Yen (JPY)	Sell	19,374,000	JPY	11/10/09	215,888,202	—	12,408,950
Swiss Franc (CHF)	Buy	2,892	CHF	11/20/09	2,791,738	3,381	—

						7,995,103	18,677,015
Goldman, Sachs & Co.:
Brazilian Real (BRR)	Buy	154,716	BRR	11/4/09-1/5/10	86,466,280	20,224,090	—
Brazilian Real (BRR)	Sell	195,695	BRR	11/4/09	109,847,385	—	976,731
South African Rand (ZAR)	Buy	839,360	ZAR	11/17/09	110,705,743	—	1,488,662

						20,224,090	2,465,393
Hong Kong & Shanghai Bank Corp.:
Colombian Peso (COP)	Sell	41,730,000	COP	11/3/09	21,658,705	—	178,844
Israeli Shekel (ILS)	Sell	67,585	ILS	10/30/09	17,947,526	—	227,285
Mexican Nuevo Peso (MXN)	Sell	620,370	MXN	10/6/09	45,923,369	1,025,630	—

						1,025,630	406,129
JP Morgan Chase:
Argentine Peso (ARP)	Buy	193,900	ARP	11/30/09	49,641,878	—	76,071
Australian Dollar (AUD)	Buy	169,270	AUD	11/10/09	148,828,205	7,149,215	—
Australian Dollar (AUD)	Sell	266,100	AUD	11/10/09	233,964,586	—	6,044,614
Euro (EUR)	Sell	34,700	EUR	1/13/10	50,769,468	—	2,399,750
Hong Kong Dollar (HKD)	Sell	382,500	HKD	10/5/09	49,356,060	26,178	—
Indian Rupee (INR)	Buy	2,390,000	INR	11/16/09	49,501,905	193,054	—
Indonesia Rupiah (IDR)	Buy	705,886,000	IDR	10/13/09-10/26/09	72,766,870	1,965,181	—
Malaysian Ringgit (MYR)	Buy	108,020	MYR	11/10/09	31,154,923	420,896	—
Mexican Nuevo Peso (MXN)	Sell	2,166,200	MXN	11/10/09	159,559,916	4,884,095	—
Russian Ruble (RUR)	Sell	469,530	RUR	11/16/09	15,469,996	—	1,530,812
South Korean Won (KRW)	Buy	101,591,000	KRW	11/17/09	86,167,150	3,235,721	—

						17,874,340	10,051,247
Morgan Stanley & Co., Inc.
Brazilian Real (BRR)	Buy	23,310	BRR	11/4/09	13,084,353	276,661	—
RBS Greenwich Capital:
Israeli Shekel (ILS)	Sell	191,000	ILS	10/14/09	50,715,236	—	319,457
Polish Zloty (PLZ)	Buy	270,085	PLZ	10/5/09	94,065,323	2,943,529	—
Swiss Franc (CHF)	Buy	493,380	CHF	11/10/09	476,247,477	7,943,007	65,418
Swiss Franc (CHF)	Sell	221,680	CHF	11/10/09	213,982,206	36,249	5,401,834

						10,922,785	5,786,709
Santander Investments:
Chilean Peso (CLP)	Sell	27,117,000	CLP	10/28/09	49,464,662	905,915	—
Colombian Peso (COP)	Sell	111,801,000	COP	10/27/09-10/29/09	58,077,418	—	1,934,091
Mexican Nuevo Peso (MXN)	Sell	2,294,753	MXN	10/1/09-10/30/09	169,653,201	3,740,330	82,750

						4,646,245	2,016,841
F17 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

State Street:
British Pound Sterling (GBP)	Sell	107,650	GBP	11/6/09	$172,015,142	$7,531,658	$—
Canadian Dollar (CAD)	Buy	169,900	CAD	11/10/09	158,698,628	1,621,049	14,813
Canadian Dollar (CAD)	Sell	294,290	CAD	11/10/09	274,887,693	27,147	3,344,846
Euro (EUR)	Sell	100,000	EUR	1/13/10	146,309,705	—	3,709,705
Japanese Yen (JPY)	Buy	19,374,000	JPY	11/10/09	215,888,202	2,598,024	—
Japanese Yen (JPY)	Sell	6,073,000	JPY	11/10/09	67,672,605	—	1,845,622

						11,777,878	8,914,986
Westpac:
Australian Dollar (AUD)	Buy	124,180	AUD	11/10/09	109,183,473	5,078,543	—
Australian Dollar (AUD)	Sell	405,480	AUD	11/10/09	356,512,440	—	12,241,966
Euro (EUR)	Buy	876	EUR	10/1/09	1,281,832	3,121	—
New Zealand Dollar (NZD)	Buy	191,970	NZD	11/10/09	138,243,152	2,343,097	—
New Zealand Dollar (NZD)	Sell	487,390	NZD	11/10/09	350,983,643	—	11,080,224

						7,424,761	23,322,190

Total unrealized appreciation and depreciation						$184,952,375	$153,694,763

Futures Contracts as of September 30, 2009 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

Australia (Government of) Bonds, 10 yr.	Sell	3,010	12/15/09	$277,103,861	$1,030,854
CAC40 10 Euro Index	Buy	207	10/16/09	11,501,683	105,248
CAC40 10 Euro Index	Sell	701	10/16/09	38,950,143	(356,956)
DAX Index	Sell	207	12/18/09	42,972,280	(206,690)
Euro-BOBL	Buy	1,929	12/8/09	326,176,466	859,289
Euro-Bund	Buy	1,026	12/8/09	182,991,220	744,333
IBEX 35 Index	Buy	66	10/16/09	11,326,607	141,216
Japan (Government of) Bonds, 10 yr.	Sell	316	12/10/09	490,519,022	(3,133,100)
MSCI Sing Ix Ets	Buy	247	10/29/09	11,250,147	205,400
NIKKEI 225 Index	Sell	614	12/10/09	69,153,233	1,431,640
SGX CNX NIFTY Index	Sell	1,073	10/29/09	10,886,658	117,336
SPI 200 Index	Buy	112	12/17/09	11,725,848	366,433
Standard & Poor’s 500 E-Mini Index	Sell	209	12/18/09	11,002,805	(164,358)
Standard & Poor’s/ MIB Index, 10 yr.	Buy	67	12/18/09	11,482,045	244,381
U.S. Treasury Long Bonds	Buy	5,113	12/21/09	620,590,375	10,854,059
U.S. Treasury Nts., 5 yr.	Buy	2,965	12/31/09	344,217,969	4,024,582
U.S. Treasury Nts., 10 yr.	Buy	4,816	12/21/09	569,868,250	7,568,510
U.S. Treasury Nts., 10 yr.	Sell	8,579	12/21/09	1,015,136,984	(15,850,259)

					$7,981,918

F18 | OPPENHEIMER INTERNATIONAL BOND FUND

Credit Default Swap Contracts as of September 30, 2009 are as follows:

			Pay/
	Buy/Sell	Notional	Receive
Reference Entity/	Credit	Amount	Fixed	Termination
Swap Counterparty	Protection	(000’s)	Rate	Date	Value

Bolivarian Republic of Venezuela:
Barclays Bank plc	Sell	$5,060	30.50%	1/20/10	$633,036
Morgan Stanley Capital Services, Inc.	Sell	5,060	30.00	1/20/10	620,361

	Total	10,120			1,253,397
Cemex SAB de CV
UBS AG	Buy	2,220	5.30	10/20/13	(53,581)

	Total	2,220			(53,581)
Development Bank of Kazakhstan JSC
Credit Suisse International	Sell	18,510	3.75	2/20/13	(2,011,621)

	Total	18,510			(2,011,621)
Government of Hungary
Credit Suisse International	Sell	15,200	2.70	9/20/10	90,121

	Total	15,200			90,121
HSBK Europe BV:
Credit Suisse International	Sell	3,840	4.95	3/20/13	(310,993)
Morgan Stanley Capital Services, Inc.	Sell	7,670	4.78	3/20/13	(656,979)
Morgan Stanley Capital Services, Inc.	Sell	7,680	4.88	3/20/13	(636,747)

	Total	19,190			(1,604,719)
Islamic Republic of Pakistan
Citibank NA, New York	Sell	3,010	5.10	3/20/13	(588,879)

	Total	3,010			(588,879)
Istanbul Bond Co. SA
Morgan Stanley Capital Services, Inc.	Sell	17,390	1.30	3/24/13	(2,334,147)

	Total	17,390			(2,334,147)
Republic of Turkey:
Citibank NA, New York	Buy	12,760	5.25	12/20/13	(1,825,070)
Goldman Sachs Bank USA	Buy	25,520	5.29	12/20/13	(3,691,990)

	Total	38,280			(5,517,060)
Russian Federation:
Citibank NA, New York	Sell	19,600	1.11	8/20/13	(680,378)
JPMorgan Chase Bank NA, NY Branch	Sell	9,800	1.10	8/20/13	(343,757)

	Total	29,400			(1,024,135)
Standard Bank London Holdings plc for NAK Naftogaz Ukrainy
Credit Suisse International	Sell	5,000	3.25	4/20/11	(2,255,648)

	Total	5,000			(2,255,648)
Troy Capital SA for Yasar Holdings SA:
Morgan Stanley Capital Services, Inc.	Sell	4,800	8.75	6/20/10	(1,594,936)
Morgan Stanley Capital Services, Inc.	Sell	4,800	8.50	10/20/09	(22,525)

	Total	9,600			(1,617,461)
United Mexican States
Goldman Sachs International	Buy	10,400	1.35	9/20/14	135,481

	Total	10,400			135,481
			Grand Total Buys		(5,435,160)
			Grand Total Sells		(10,093,092)

			Total Credit Default Swaps		$(15,528,252)

F19 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference	Total Maximum Potential
Asset on which	Payments for Selling		Reference
the Fund Sold	Credit Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade
Sovereign Debt	$80,500,000	$—	BBB+ to BBB–
Non-Investment Grade
Sovereign Debt	46,920,000	—	BB– to D

Total	$127,420,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of September 30, 2009 are as follows:

Interest Rate/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

BZDI:
Banco Santander Central Hispano SA	27,880	BRR	BZDI	14.000%	1/3/12	$1,384,526
Goldman Sachs Group, Inc. (The)	38,900	BRR	BZDI	12.800	1/2/17	461,526
Goldman Sachs Group, Inc. (The)	120,000	BRR	BZDI	11.720	1/2/12	1,769,113
Goldman Sachs International	9,700	BRR	BZDI	14.100	1/2/17	237,277
J Aron & Co.	46,300	BRR	BZDI	10.670	1/2/12	(488,801)
J Aron & Co.	53,700	BRR	BZDI	12.920	1/2/14	1,441,892
J Aron & Co.	26,730	BRR	BZDI	12.870	1/2/14	690,641
J Aron & Co.	35,650	BRR	BZDI	14.160	1/2/17	1,395,815
J Aron & Co.	99,100	BRR	BZDI	12.260	1/2/15	(52,229)
J Aron & Co.	45,260	BRR	BZDI	12.290	1/2/15	(23,329)
J Aron & Co.	27,880	BRR	BZDI	14.050	1/2/12	1,398,517
J Aron & Co.	32,400	BRR	BZDI	14.300	1/2/17	1,276,852
JPMorgan Chase Bank NA	34,270	BRR	BZDI	13.910	1/2/12	1,708,471
JPMorgan Chase Bank NA	56,300	BRR	BZDI	13.900	1/2/17	1,707,527
Morgan Stanley	45,950	BRR	BZDI	15.000	1/2/17	1,825,602
Morgan Stanley	42,600	BRR	BZDI	12.810	1/2/17	197,226
Morgan Stanley	113,800	BRR	BZDI	13.900	1/2/17	3,451,449
Morgan Stanley	58,900	BRR	BZDI	12.050	1/2/12	868,639

Total	915,320	BRR				19,250,714
CAD BA CDOR:
			Six-Month
			CAD BA
JPMorgan Chase Bank NA	50,035 CAD		CDOR	3.620	8/6/19	1,044,022
			Six-Month
			CAD BA
JPMorgan Chase Bank NA	60,915 CAD		CDOR	3.000	4/30/19	(1,348,824)

Total	110,950 CAD					(304,802)
F20 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts: Continued

Interest Rate/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

DKK CIBOR DKNA13
				Six-Month
				DKK CIBOR
Barclays Bank plc	522,495	DKK	3.850%	DKNA13	8/7/19	$(1,018,281)
EUR EURIBOR Reuters:
				Six-Month
				EUR
				EURIBOR
JPMorgan Chase Bank NA	6,050	EUR	3.480	Reuters	9/10/19	(33,970)
				Six-Month
				EUR
				EURIBOR
JPMorgan Chase Bank NA	6,080	EUR	3.530	Reuters	9/11/19	(71,456)
				Six-Month
				EUR
				EURIBOR
JPMorgan Chase Bank NA	9,490	EUR	3.550	Reuters	9/14/19	(131,429)

Total	21,620	EUR				(236,855)
HUF BUBOR Reuters:
			Six-Month
			HUF BUBOR
Barclays Bank plc	5,136,000	HUF	Reuters	7.820%	9/19/13	822,535
			Six-Month
			HUF BUBOR
Barclays Bank plc	3,093,000	HUF	Reuters	7.180	10/8/18	619,797
			Six-Month
			HUF BUBOR
Citibank NA	3,045,000	HUF	Reuters	7.200	10/8/18	633,041
			Six-Month
			HUF BUBOR
Citibank NA	3,037,000	HUF	Reuters	7.180	10/3/18	614,663
			Six-Month
			HUF BUBOR
JPMorgan Chase Bank NA	2,855,000	HUF	Reuters	7.880	8/12/13	563,046
			Six-Month
			HUF BUBOR
JPMorgan Chase Bank NA	3,093,000	HUF	Reuters	7.200	10/6/18	643,020
			Six-Month
			HUF BUBOR
JPMorgan Chase Bank NA	2,411,000	HUF	Reuters	7.890	9/12/13	407,291
			Six-Month
			HUF BUBOR
JPMorgan Chase Bank NA	5,319,000	HUF	Reuters	8.480	6/6/13	1,134,287

Total	27,989,000	HUF				5,437,680
F21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts: Continued

Interest Rate/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

ILS TELBOR01 Reuters:
			Three-Month
			ILS TELBOR01
Credit Suisse International	23,060	ILS	Reuters	4.650%	12/22/18	$(168,825)
			Three-Month
			ILS TELBOR01
Credit Suisse International	24,310	ILS	Reuters	4.940	12/15/18	50,259
			Three-Month
			ILS TELBOR01
UBS AG	61,662	ILS	Reuters	4.780	1/7/19	(285,761)
			Three-Month
			ILS TELBOR01
UBS AG	56,950	ILS	Reuters	5.880	8/28/10	687,346
			Three-Month
			ILS TELBOR01
UBS AG	57,850	ILS	Reuters	5.850	9/4/18	674,494
			Three-Month
			ILS TELBOR01
UBS AG	62,000	ILS	Reuters	5.036	12/12/18	85,564

Total	285,832	ILS				1,043,077
JPY BBA LIBOR:
				Six-Month
				JPY BBA
Citibank NA	2,989,500	JPY	1.236%	LIBOR	3/10/19	353,185
				Six-Month
				JPY BBA
JPMorgan Chase Bank NA	2,989,500	JPY	1.268	LIBOR	3/6/19	251,975
				Six-Month
				JPY BBA
JPMorgan Chase Bank NA	3,645,400	JPY	1.484	LIBOR	8/7/19	(391,072)

Total	9,624,400	JPY				214,088
MXN TIIE BANXICO:
			MXN TIIE
Banco Santander SA, Inc.	323,900	MXN	BANXICO	8.540%	9/27/13	1,250,052
			MXN TIIE
Banco Santander SA, Inc.	338,400	MXN	BANXICO	8.060	2/6/14	991,808
			MXN TIIE
Citibank NA	645,100	MXN	BANXICO	8.920	11/24/11	2,406,662
			MXN TIIE
Credit Suisse International	128,200	MXN	BANXICO	8.560	9/27/13	423,743
			MXN TIIE
Goldman Sachs Group, Inc. (The)	195,700	MXN	BANXICO	8.540	9/27/13	755,280
			MXN TIIE
Goldman Sachs Group, Inc. (The)	710,000	MXN	BANXICO	6.250	6/7/11	(177,382)
			MXN TIIE
Goldman Sachs Group, Inc. (The)	886,100	MXN	BANXICO	6.000	6/6/11	(258,482)
F22 | OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts: Continued

Interest Rate/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

MXN TIIE BANXICO: Continued
			MXN TIIE
Goldman Sachs Group, Inc. (The)	623,700	MXN	BANXICO	9.350%	11/18/11	$2,654,410
			MXN TIIE
Goldman Sachs Group, Inc. (The)	1,996,000	MXN	BANXICO	10.000	11/11/11	3,642,253
			MXN TIIE
Goldman Sachs Group, Inc. (The)	802,600	MXN	BANXICO	9.270	11/21/11	3,266,059
			MXN TIIE
Goldman Sachs Group, Inc. (The)	784,100	MXN	BANXICO	9.080	11/22/11	3,049,200
			MXN TIIE
JPMorgan Chase Bank NA	1,983,000	MXN	BANXICO	10.000	11/11/11	3,618,531
			MXN TIIE
JPMorgan Chase Bank NA	630,300	MXN	BANXICO	8.920	11/24/11	2,351,448

Total	10,047,100	MXN				23,973,582
PLZ WIBOR WIBO:
			Six-Month
			PLZ WIBOR
Goldman Sachs Group, Inc. (The)	77,340	PLZ	WIBO	5.330	10/6/18	596,845
			Six-Month
			PLZ WIBOR
Goldman Sachs Group, Inc. (The)	77,000	PLZ	WIBO	5.320	10/3/18	575,897
			Six-Month
			PLZ WIBOR
JPMorgan Chase Bank NA	27,300	PLZ	WIBO	5.650	9/11/19	151,695
			Six-Month
			PLZ WIBOR
JPMorgan Chase Bank NA	41,000	PLZ	WIBO	5.690	9/14/19	271,891
			Six-Month
			PLZ WIBOR
JPMorgan Chase Bank NA	27,200	PLZ	WIBO	5.600	9/10/19	122,339

Total	249,840	PLZ				1,718,667
USD BBA LIBOR
			Three-Month
			USD BBA
Goldman Sachs Group, Inc. (The)	101,000		LIBOR	3.910	8/7/19	4,747,404
ZAR JIBAR SAFEX:
			Three-Month
			ZAR JIBAR
Barclays Bank plc	305,880	ZAR	SAFEX	7.450	9/22/11	4,275
			Three-Month
			ZAR JIBAR
Goldman Sachs Group, Inc. (The)	207,550	ZAR	SAFEX	7.500	9/23/11	2,929

Total	513,430	ZAR				7,204

				Total Interest Rate Swaps		$54,832,478

F23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued
Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Nuevo Peso

PLZ	Polish Zloty

ZAR	South African Rand

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate

BANIXCO	Banco de Mexico

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

BUBOR	Budapest Interbank Offered Rate

BZDI	Brazil Interbank Deposit Rate

CIBOR	Copenhagen Interbank Offered Rate

DKNA13	Reuters 12-Month CIBOR

EURIBOR	Euro Interbank Offered Rate

JIBAR	South Africa Johannesburg Interbank Agreed Rate

SAFEX	South African Futures Exchange

TIIE	Interbank Equilibrium Interest Rate

TELBOR01	Tel Aviv Interbank Offered Rate 1 Month

WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate
Total Return Swap Contracts as of September 30, 2009 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000's)		the Fund	the Fund	Date	Value

Custom basket of securities:
Citibank NA, New York	5,793,959	JPY	One-Month JPY BBA LIBOR plus 40 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/10	$(4,388,552)
Morgan Stanley	29,663	EUR	One-Month EUR BBA LIBOR plus 25 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	3/5/10	1,830,014
Morgan Stanley International	29,503	EUR	One-Month EUR BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	10/7/09	5,273,158

				Reference Entity Total		2,714,620
F24 | OPPENHEIMER INTERNATIONAL BOND FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Korea Stock Price Index 200
			If positive, the Total Return of the	If negative, the absolute value of the Total Return of the KOSPI
Citibank NA	14,313,375	KRW	KOSPI 200 Index	200 Index	12/14/09	$(533,560)

MSCI Daily TR Gross Norway USD Index
			If positive, the Total Return of the MSCI Daily Gross	One-Month BBA LIBOR minus 90 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Norway
Morgan Stanley	9,843		Norway USD Index	USD Index	7/12/10	(1,398,688)

MSCI Daily TR Net Belgium USD Index
			If positive, the Total Return of the MSCI Daily Net	One-Month BBA LIBOR minus 95 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Belgium
UBS AG	10,415		Belgium USD Index	USD Index	8/6/10	(837,787)

				Total of Total Return Swaps		$(55,415)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR	Euro

JPY	Japanese Yen

KRW	South Korean Won

Abbreviations are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate

KOSPI	Korean Stock Price Index

MSCI	Morgan Stanley Capital International

TR	Total Return
Currency Swaps as of September 30, 2009 are as follows:

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

COP TRM (COP02)
Deutsche Bank AG	10,290,000	COP	6.44% of the USD equivalent notional at inception of trade	12.51% of the COP notional	3/18/19	$376
Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

COP	Colombian Peso
F25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

Abbreviation is as follows:

TRM	Tasa Representativa del Mercado
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of September 30, 2009 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander Central Hispano SA	Interest Rate	27,880	BRR	$1,384,526
Banco Santander SA, Inc.	Interest Rate	662,300	MXN	2,241,860
Barclays Bank plc:
	Credit Default Sell Protection	5,060		633,036
	Interest Rate	522,495	DKK	(1,018,281)
	Interest Rate	8,229,000	HUF	1,442,332
	Interest Rate	305,880	ZAR	4,275

				1,061,362
Citibank NA:
	Interest Rate	6,082,000	HUF	1,247,704
	Interest Rate	2,989,500	JPY	353,185
	Interest Rate	645,100	MXN	2,406,662
	Total Return	14,313,375	KRW	(533,560)

				3,473,991
Citibank, N.A., New York:
	Credit Default Buy Protection	12,760		(1,825,070)
	Credit Default Sell Protection	22,610		(1,269,257)
	Total Return	5,793,959	JPY	(4,388,552)

				(7,482,879)
Credit Suisse International:
	Credit Default Sell Protection	42,550		(4,488,141)
	Interest Rate	47,370	ILS	(118,566)
	Interest Rate	128,200	MXN	423,743

				(4,182,964)
Deutsche Bank AG	Currency	10,290,000	COP	376
Goldman Sachs Bank USA	Credit Default Buy Protection	25,520		(3,691,990)
Goldman Sachs Group, Inc. (The):
	Interest Rate	158,900	BRR	2,230,639
	Interest Rate	5,998,200	MXN	12,931,338
	Interest Rate	154,340	PLZ	1,172,742
	Interest Rate	101,000		4,747,404
	Interest Rate	207,550	ZAR	2,929

				21,085,052
Goldman Sachs International:
	Credit Default Buy Protection	10,400		135,481
	Interest Rate	9,700	BRR	237,277

				372,758
J Aron & Co.	Interest Rate	367,020	BRR	5,639,358
JPMorgan Chase Bank N.A., NY Branch	Credit Default Sell Protection	9,800		(343,757)
F26 | OPPENHEIMER INTERNATIONAL BOND FUND

Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

JPMorgan Chase Bank NA:
	Interest Rate	90,570	BRR	$3,415,998
	Interest Rate	110,950	CAD	(304,802)
	Interest Rate	21,620	EUR	(236,855)
	Interest Rate	13,678,000	HUF	2,747,644
	Interest Rate	6,634,900	JPY	(139,097)
	Interest Rate	2,613,300	MXN	5,969,979
	Interest Rate	95,500	PLZ	545,925

				11,998,792
Morgan Stanley:
	Interest Rate	261,250	BRR	6,342,916
	Total Return	29,663	EUR	1,830,014
	Total Return	9,843		(1,398,688)

				6,774,242
Morgan Stanley Capital Services, Inc.	Credit Default Sell Protection	47,400		(4,624,973)
Morgan Stanley International	Total Return	29,503	EUR	5,273,158
UBS AG:
	Credit Default Buy Protection	2,220		(53,581)
	Interest Rate	238,462	ILS	1,161,643
	Total Return	10,415		(837,787)

				270,275

		Total Swaps		$39,249,187

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real

CAD	Canadian Dollar

COP	Colombian Peso

DKK	Danish Krone

EUR	Euro

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Nuevo Peso

PLZ	Polish Zloty

ZAR	South African Rand
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$1,958,950,867	17.3%
Germany	1,581,604,356	13.9
Brazil	1,009,811,812	8.9
United Kingdom	787,630,651	6.9
United States	759,212,193	6.7
Turkey	595,178,608	5.3
France	464,861,089	4.1
Italy	463,897,546	4.1
F27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS Continued
Footnotes to Statement of Investments Continued

Geographic Holdings	Value	Percent

Mexico	$416,938,428	3.7%
Russia	352,806,741	3.1
Greece	271,547,906	2.4
Colombia	266,567,621	2.4
Peru	230,287,825	2.0
Indonesia	228,705,929	2.0
Hungary	176,011,463	1.6
Poland	167,901,566	1.5
Canada	138,110,067	1.2
Kazakhstan	127,332,387	1.1
Egypt	126,011,601	1.1
Ukraine	115,090,324	1.0
Philippines	98,067,080	0.9
Israel	95,600,961	0.8
Uruguay	87,280,234	0.8
The Netherlands	82,893,567	0.7
Panama	80,523,832	0.7
Venezuela	75,145,175	0.7
Spain	61,418,878	0.5
Portugal	61,292,061	0.5
India	60,817,955	0.5
Belgium	55,057,731	0.5
Argentina	51,315,698	0.5
Sweden	48,684,261	0.4
Denmark	48,120,590	0.4
Australia	37,001,988	0.3
Supranational	33,770,681	0.3
Korea, Republic of South	31,758,287	0.3
Ghana	28,391,948	0.3
Norway	21,460,349	0.2
Trinidad & Tobago	14,366,625	0.1
Dominican Republic	13,820,563	0.1
Vietnam	10,109,330	0.1
Chile	6,709,086	0.1
Swaziland	3,963,575	0.0

Total	$11,346,029,435	100.0%

See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES September 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $10,586,903,376)	$11,105,928,342
Affiliated companies (cost $240,101,093)	240,101,093

11,346,029,435
Cash	135,000
Cash—foreign currencies (cost $5,431,060)	5,251,472
Unrealized appreciation on foreign currency exchange contracts	184,952,375
Appreciated swaps, at value (upfront payments $0)	67,864,866
Receivables and other assets:
Interest, dividends and principal paydowns	142,155,170
Investments sold	133,214,759
Closed foreign currency contracts	73,510,254
Shares of beneficial interest sold	72,056,877
Futures margins	4,693,943
Other	74,517

Total assets	12,029,938,668

Liabilities
Unrealized depreciation on foreign currency exchange contracts	153,694,763
Depreciated swaps, at value (upfront payments $0)	28,615,679
Unrealized depreciation on unfunded purchase agreements	1,106,380
Payables and other liabilities:
Investments purchased (including $211,609,495 purchased on a when-issued or delayed delivery basis)	229,646,379
Closed foreign currency contracts	54,143,261
Shares of beneficial interest redeemed	32,253,603
Dividends	6,039,061
Distribution and service plan fees	5,387,349
Futures margins	2,036,973
Transfer and shareholder servicing agent fees	1,651,280
Shareholder communications	401,205
Trustees’ compensation	49,506
Other	427,749

Total liabilities	515,453,188

Net Assets	$11,514,485,480

F29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Composition of Net Assets
Par value of shares of beneficial interest	$1,761,582
Additional paid-in capital	10,964,819,759
Accumulated net investment income	127,755,296
Accumulated net realized loss on investments and foreign currency transactions	(179,567,577)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	599,716,420

Net Assets	$11,514,485,480

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,268,308,013 and 1,111,133,422 shares of beneficial interest outstanding)	$6.54
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.87

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $284,424,030 and 43,639,303 shares of beneficial interest outstanding)	$6.52

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,812,805,143 and 278,101,112 shares of beneficial interest outstanding)	$6.52

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $258,218,769 and 39,582,542 shares of beneficial interest outstanding)	$6.52

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $ 1,890,729,525 and 289,125,275 shares of beneficial interest outstanding)	$6.54
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS For the Year Ended September 30, 2009

Investment Income
Interest	$468,656,192
Dividends:
Unaffiliated companies	876
Affiliated companies	7,714,646
Income from investment of securities lending cash collateral, net—affiliated companies	1,303,751

Total investment income	477,675,465

Expenses
Management fees	51,037,161
Distribution and service plan fees:
Class A	16,379,656
Class B	2,706,463
Class C	15,977,955
Class N	1,174,455
Transfer and shareholder servicing agent fees:
Class A	13,490,580
Class B	809,195
Class C	2,588,973
Class N	1,508,464
Class Y	1,015,954
Shareholder communications:
Class A	797,377
Class B	72,956
Class C	199,788
Class N	13,243
Class Y	140,600
Custodian fees and expenses	1,403,048
Trustees’ compensation	183,395
Other	541,057

Total expenses	110,040,320
Less reduction to custodian expenses	(24,069)
Less waivers and reimbursements of expenses	(1,346,502)

Net expenses	108,669,749

Net Investment Income	369,005,716
F31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)	$52,516,849
Closing and expiration of option contracts written	19,340,309
Closing and expiration of futures contracts	57,992,664
Foreign currency transactions	(292,939,160)
Swap contracts	(99,201,731)

Net realized loss	(262,291,069)

Net change in unrealized appreciation (depreciation) on:
Investments	585,628,206
Translation of assets and liabilities denominated in foreign currencies	675,756,729
Futures contracts	51,206,905
Option contracts written	1,161,810
Swap contracts	71,767,092
Unfunded loan commitments	(1,541,711)

Net change in unrealized appreciation	1,383,979,031

Net Increase in Net Assets Resulting from Operations	$1,490,693,678

See accompanying Notes to Financial Statements.
F32 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended September 30,	2009	2008

Operations
Net investment income	$369,005,716	$453,688,407
Net realized gain (loss)	(262,291,069)	649,486,536
Net change in unrealized appreciation (depreciation)	1,383,979,031	(1,375,250,507)

Net increase (decrease) in net assets resulting from operations	1,490,693,678	(272,075,564)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(372,822,341)	(539,407,657)
Class B	(12,930,907)	(17,884,762)
Class C	(77,799,820)	(105,434,239)
Class N	(12,309,153)	(13,217,633)
Class Y	(76,562,203)	(59,760,258)

	(552,424,424)	(735,704,549)

Distributions from net realized gain:
Class A	(52,156,975)	(28,021,323)
Class B	(2,183,553)	(1,084,865)
Class C	(12,393,467)	(6,187,775)
Class N	(1,894,000)	(709,320)
Class Y	(9,177,662)	(2,674,800)

	(77,805,657)	(38,678,083)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(1,511,654,702)	2,664,159,613
Class B	(52,578,865)	81,479,353
Class C	(162,539,726)	637,902,079
Class N	(20,010,553)	127,301,228
Class Y	377,834,983	1,033,623,908

	(1,368,948,863)	4,544,466,181

Net Assets
Total increase (decrease)	(508,485,266)	3,498,007,985
Beginning of period	12,022,970,746	8,524,962,761

End of period (including accumulated net investment income of $127,755,296 and $355,501,111, respectively)	$11,514,485,480	$12,022,970,746

See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.96	$6.41	$5.80	$6.01	$5.63

Income (loss) from investment operations:
Net investment income[1]	.22	.26	.24	.22	.23
Net realized and unrealized gain (loss)	.74	(.23)	.62	(.04)	.62

Total from investment operations	.96	.03	.86	.18	.85

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.45)	(.24)	(.37)	(.41)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.38)	(.48)	(.25)	(.39)	(.47)

Net asset value, end of period	$6.54	$5.96	$6.41	$5.80	$6.01

Total Return, at Net Asset Value[2]	16.83%	(0.01)%	15.18%	3.23%	15.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,268,308	$8,241,801	$6,300,320	$4,075,172	$2,683,900

Average net assets (in thousands)	$6,632,191	$8,331,255	$4,988,412	$3,430,374	$1,925,344

Ratios to average net assets:[3]
Net investment income	3.77%	4.02%	3.97%	3.72%	3.85%
Total expenses	0.99%[4]	0.92%[4]	0.94%[4]	0.98%	1.03%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.98%	0.91%	0.93%	0.97%	1.02%

Portfolio turnover rate	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2009	1.00%
Year Ended September 30, 2008	0.93%
Year Ended September 30, 2007	0.95%
See accompanying Notes to Financial Statements.
F34 | OPPENHEIMER INTERNATIONAL BOND FUND

Class B Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.94	$6.39	$5.78	$5.99	$5.61

Income (loss) from investment operations:
Net investment income[1]	.17	.21	.19	.17	.17
Net realized and unrealized gain (loss)	.74	(.24)	.62	(.04)	.63

Total from investment operations	.91	(.03)	.81	.13	.80

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.39)	(.19)	(.32)	(.36)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.33)	(.42)	(.20)	(.34)	(.42)

Net asset value, end of period	$6.52	$5.94	$6.39	$5.78	$5.99

Total Return, at Net Asset Value[2]	15.87%	(0.84)%	14.26%	2.35%	14.58%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$284,424	$314,676	$259,285	$234,848	$224,381

Average net assets (in thousands)	$269,970	$311,097	$240,238	$229,871	$201,541

Ratios to average net assets:[3]
Net investment income	2.89%	3.19%	3.12%	2.88%	2.95%
Total expenses	1.86%[4]	1.74%[4]	1.79%[4]	1.83%	1.89%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	1.73%	1.78%	1.83%	1.89%

Portfolio turnover rate	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2009	1.87%
Year Ended September 30, 2008	1.75%
Year Ended September 30, 2007	1.80%
See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.94	$6.39	$5.78	$5.99	$5.61

Income (loss) from investment operations:
Net investment income[1]	.18	.21	.20	.17	.18
Net realized and unrealized gain (loss)	.74	(.23)	.62	(.03)	.63

Total from investment operations	.92	(.02)	.82	.14	.81

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.29)	(.40)	(.20)	(.33)	(.37)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.34)	(.43)	(.21)	(.35)	(.43)

Net asset value, end of period	$6.52	$5.94	$6.39	$5.78	$5.99

Total Return, at Net Asset Value[2]	16.04%	(0.74)%	14.39%	2.46%	14.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,812,805	$1,835,312	$1,357,937	$875,032	$560,138

Average net assets (in thousands)	$1,594,278	$1,833,929	$1,078,601	$717,977	$401,401

Ratios to average net assets:[3]
Net investment income	3.05%	3.29%	3.24%	2.98%	3.10%
Total expenses	1.71%[4]	1.64%[4]	1.67%[4]	1.71%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.70%	1.63%	1.66%	1.71%	1.77%

Portfolio turnover rate	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2009	1.72%
Year Ended September 30, 2008	1.65%
Year Ended September 30, 2007	1.68%
See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER INTERNATIONAL BOND FUND

Class N Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.95	$6.40	$5.79	$6.00	$5.61

Income (loss) from investment operations:
Net investment income[1]	.20	.23	.22	.19	.20
Net realized and unrealized gain (loss)	.72	(.23)	.61	(.04)	.64

Total from investment operations	.92	—	.83	.15	.84

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.42)	(.21)	(.34)	(.39)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.35)	(.45)	(.22)	(.36)	(.45)

Net asset value, end of period	$6.52	$5.95	$6.40	$5.79	$6.00

Total Return, at Net Asset Value[2]	16.23%	(0.44)%	14.71%	2.78%	15.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$258,219	$258,223	$153,181	$63,432	$46,533

Average net assets (in thousands)	$233,767	$223,531	$112,319	$55,216	$30,696

Ratios to average net assets:[3]
Net investment income	3.37%	3.59%	3.56%	3.29%	3.45%
Total expenses	1.68%[4]	1.49%[4]	1.61%[4]	1.58%	1.47%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.38%	1.34%	1.37%	1.42%	1.46%

Portfolio turnover rate	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2009	1.69%
Year Ended September 30, 2008	1.50%
Year Ended September 30, 2007	1.62%
See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class Y Year Ended September 30,	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$5.96	$6.41	$5.80	$6.01	$5.63

Income (loss) from investment operations:
Net investment income[1]	.25	.28	.27	.24	.25
Net realized and unrealized gain (loss)	.73	(.23)	.62	(.04)	.63

Total from investment operations	.98	.05	.89	.20	.88

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.35)	(.47)	(.27)	(.39)	(.44)
Distributions from net realized gain	(.05)	(.03)	(.01)	(.02)	(.06)

Total dividends and/or distributions to shareholders	(.40)	(.50)	(.28)	(.41)	(.50)

Net asset value, end of period	$6.54	$5.96	$6.41	$5.80	$6.01

Total Return, at Net Asset Value[2]	17.26%	0.38%	15.63%	3.64%	15.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,890,729	$1,372,959	$454,240	$176,728	$37,286

Average net assets (in thousands)	$1,317,017	$932,774	$299,298	$97,992	$25,559

Ratios to average net assets:[3]
Net investment income	4.16%	4.39%	4.38%	4.11%	4.23%
Total expenses	0.62%[4]	0.55%[4]	0.55%[4]	0.56%	0.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.61%	0.54%	0.54%	0.56%	0.66%

Portfolio turnover rate	112%	105%	68%	144%	90%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Year Ended September 30, 2009	0.63%
Year Ended September 30, 2008	0.56%
Year Ended September 30, 2007	0.56%
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer International Bond Fund (the “Fund”) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
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NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying
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foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of September 30, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$211,609,495
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2009 is as follows:

Cost	$57,191,789
Market Value	$5,316,328
Market Value as a % of Net Assets	0.05%
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NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted
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under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Net Unrealized
Appreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4,5]	Tax Purposes

$ 218,225,639	$ —	$247,116,199	$582,374,479

1.	As of September 30, 2009, the Fund had $60,277,164 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2018.

2.	The Fund had $176,536,249 of post-October foreign currency losses which were deferred.

3.	The Fund had $10,302,786 of straddle losses which were deferred.

4.	During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward.

5.	During the fiscal year ended September 30, 2008, the Fund did not utilize any capital loss carryforward.
Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
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NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
Accordingly, the following amounts have been reclassified for September 30, 2009. Net assets of the Fund were unaffected by the reclassifications.

Reduction to
	Reduction to	Accumulated Net
Increase to	Accumulated Net	Realized Loss
Paid-in Capital	Investment Income	on Investments[6]

$ 13,740,778	$ 44,327,107	$ 30,586,329

6.	$ 13,740,778 was distributed in connection with Fund share redemptions.
The tax character of distributions paid during the years ended September 30, 2009 and September 30, 2008 was as follows:

	Year Ended	Year Ended
	September 30, 2009	September 30, 2008

Distributions paid from:
Ordinary income	$590,692,168	$735,704,549
Long-term capital gain	39,537,913	38,678,083

Total	$630,230,081	$774,382,632

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$10,827,163,588
Federal tax cost of other investments	433,801,071

Total federal tax cost	$11,260,964,659

Gross unrealized appreciation	$834,107,609
Gross unrealized depreciation	(251,733,130)

Net unrealized appreciation	$582,374,479

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment
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income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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NOTES TO FINANCIAL STATEMENTS Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 30, 2009		Year Ended September 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	340,792,548	$2,032,368,563	788,334,579	$5,151,720,639
Dividends and/or distributions reinvested	58,327,085	344,498,470	69,286,373	446,290,366
Redeemed	(670,603,173)	(3,888,521,735)	(457,205,794)	(2,933,851,392)

Net increase (decrease)	(271,483,540)	$(1,511,654,702)	400,415,158	$2,664,159,613

Class B
Sold	9,517,884	$56,273,726	25,130,380	$163,679,701
Dividends and/or distributions reinvested	2,033,288	11,965,850	2,379,075	15,246,090
Redeemed	(20,887,445)	(120,818,441)	(15,091,884)	(97,446,438)

Net increase (decrease)	(9,336,273)	$(52,578,865)	12,417,571	$81,479,353

Class C
Sold	64,077,684	$385,185,916	159,708,933	$1,041,882,213
Dividends and/or distributions reinvested	10,123,011	59,674,218	10,816,476	69,331,239
Redeemed	(105,040,107)	(607,399,860)	(73,975,414)	(473,311,373)

Net increase (decrease)	(30,839,412)	$(162,539,726)	96,549,995	$637,902,079

Class N
Sold	17,705,473	$104,108,127	28,207,203	$183,519,138
Dividends and/or distributions reinvested	2,264,130	13,330,760	2,032,410	13,036,888
Redeemed	(23,821,820)	(137,449,440)	(10,745,781)	(69,254,798)

Net increase (decrease)	(3,852,217)	$(20,010,553)	19,493,832	$127,301,228

Class Y
Sold	156,373,133	$943,561,040	191,705,276	$1,237,990,952
Dividends and/or distributions reinvested	13,552,941	80,286,547	8,846,356	56,811,637
Redeemed	(111,183,259)	(646,012,604)	(40,986,409)	(261,178,681)

Net increase	58,742,815	$377,834,983	159,565,223	$1,033,623,908

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the year ended September 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$8,008,302,202	$8,559,155,720
U.S. government and government agency obligations	974,969,332	1,138,441,606
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4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2009, the Fund paid $18,555,219 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by
F47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
4. Fees and Other Transactions with Affiliates Continued

the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2009 were as follows:

Class B	$7,644,393
Class C	27,260,560
Class N	3,728,072
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor	Distributor

September 30, 2009	$1,146,532	$283,327	$1,009,950	$776,909	$6,982
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the year ended September 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class N	$695,010
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the year ended September 30, 2009, the Manager waived $651,492 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to
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permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.
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NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of September 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $279,305,928, which represents the gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $138,653,287 as of September 30, 2009.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
     As of September 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $41,140,010. If a contingent feature would have been triggered as of September 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.
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Valuations of derivative instruments as of September 30, 2009 are as follows:

	Asset Derivatives			Liability Derivatives
	Statement of			Statement of
Derivatives	Assets and			Assets and
Not Accounted for as	Liabilities			Liabilities
Hedging Instruments	Location	Value		Location	Value

Credit contracts	Appreciated swaps, at value	$1,478,999		Depreciated swaps, at value	$17,007,251
Equity contracts	Futures margins	634,576	*	Futures margins	425,899	*
Equity contracts	Appreciated swaps, at value	7,103,172		Depreciated swaps, at value	7,158,587
Foreign exchange contracts	Investments, at value**	27,376,720
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	184,064,342		Unrealized depreciation on foreign currency exchange contracts	153,176,972
Foreign exchange contracts	Appreciated swaps, at value	376
Interest rate contracts	Futures margins	4,059,367	*	Futures margins	1,611,074	*
Interest rate contracts	Appreciated swaps, at value	59,282,319		Depreciated swaps, at value	4,449,841

Total		$283,999,871			$183,829,624

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivative[1]
	Investments
	from
	unaffiliated		Closing
	companies		and	Closing
Derivatives Not	(including		expiration	and
Accounted for	premiums on		of option	expiration	Foreign
as Hedging	options		contracts	of futures	currency	Swap
Instruments	exercised	)*	written	contracts	transactions	contracts	Total

Credit contracts	$—		$—	$—	$—	$2,926,236	$2,926,236
Equity contracts	—		—	(48,751,398)	—	51,798,788	3,047,390
Foreign exchange contracts	488,615		819,405	—	(110,463,969)	6,660,575	(102,495,374)
Interest rate contracts	—		—	31,077,691	—	31,255,211	62,332,902

Total	$488,615		$819,405	$(17,673,707)	$(110,463,969)	$92,640,810	$(34,188,846)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
F51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives[1]
				Translation of
				assets and
				liabilities
				denominated
Derivatives Not Accounted			Futures	in foreign
for as Hedging Instruments	Investments	*	contracts	currencies	Swap contracts	Total

Credit contracts	$—		$—	$—	$8,052,330	$8,052,330
Equity contracts	—		6,746,822	—	(22,201,236)	(15,454,414)
Foreign exchange contracts	2,527,690		—	(39,703,181)	(1,215,454)	(38,390,945)
Interest rate contracts	—		11,014,334	—	(9,074,164)	1,940,170

Total	$2,527,690		$17,761,156	$(39,703,181)	$(24,438,524)	$(43,852,859)

*	Includes purchased option contracts and purchased swaption contracts, if any.
1.     For the six months ending September 30, 2009.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated
F52 | OPPENHEIMER INTERNATIONAL BOND FUND

forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Futures
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
F53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
F54 | OPPENHEIMER INTERNATIONAL BOND FUND

Written option activity for the year ended September 30, 2009 was as follows:

		Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2008	4,446,330,000	$1,203,228	4,446,330,000	$1,203,228
Options written	37,806,676,000	17,775,100	37,855,796,000	18,183,052
Options closed or expired	(15,231,160,000)	(10,913,518)	(27,070,966,000)	(8,426,791)
Options exercised	(27,021,846,000)	(8,064,810)	(15,231,160,000)	(10,959,489)

Options outstanding as of September 30, 2009	—	$—	—	$—

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. Any upfront payment paid or received as well as any unrealized appreciation (depreciation) on swap contracts are separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a
F55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of
F56 | OPPENHEIMER INTERNATIONAL BOND FUND

securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.
     The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on the dollar notional amount and receive an interest rate on various foreign currency notional amounts in order to take a positive investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Illiquid or Restricted Securities
As of September 30, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.
F57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Illiquid or Restricted Securities Continued
A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of September 30, 2009, the Fund had no securities on loan.
8. Unfunded Purchase Agreements
Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $35,448,161 at September 30, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded purchase agreements. The following agreements are subject to funding based on the borrower’s discretion. The Fund is obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.
F58 | OPPENHEIMER INTERNATIONAL BOND FUND

As of September 30, 2009, the Fund had unfunded purchase agreements as follows:

	Agreement
	Termination	Unfunded
	Date	Amount

Deutsche Bank AG, Opic Reforma I Credit Linked Nts.	10/23/13	$16,804,532

	Agreement
	Interest	Termination	Unfunded	Unrealized
	Rate	Date	Amount	Depreciation

Deutsche Bank AG; An unfunded agreement that the Fund receives 0.125% quarterly; and will pay out, upon request, up to 18,643,629 USD to a Peruvian Trust through Deutsche Bank’s Global Note Program. Upon funding requests, the unfunded portion decreases and new structured securities will be created and held by the Fund to maintain a consistent exposure level.	0.50%	9/20/10	$18,643,629	$1,106,380
9. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 19, 2009, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
10. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary
F59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS Continued
10. Pending Litigation Continued

duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance or the Manager, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F60 | OPPENHEIMER INTERNATIONAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of Oppenheimer International Bond Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer International Bond Fund, including the statement of investments, as of September 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The accompanying financial statements and financial highlights of Oppenheimer International Bond Fund for the years ended prior to October 1, 2008 were audited by other auditors whose report dated November 18, 2008 expressed an unqualified opinion on those statements and financial highlights.
     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Bond Fund as of September 30, 2009, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
KPMG llp
Denver, Colorado
November 19, 2009
F61 | OPPENHEIMER INTERNATIONAL BOND FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2009, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2008. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Capital gain distributions of $0.023 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 30, 2008. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).
     None of the dividends paid by the Fund during the fiscal year ended September 30, 2009 are eligible for the corporate dividend-received deduction.
     Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2009 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2009, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.
     Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2009, $46,799,417 or 8.47% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $89,857,585 or 100% of the short-term capital gain distribution paid and to be paid by the Fund qualifies as a short-term capital gain dividend.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
21 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
22 | OPPENHEIMER INTERNATIONAL BOND FUND

     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur Steinmetz, Robert Robis, and Sara Zervos, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load international income funds. The Board noted that the Fund’s three-year, five-year and ten-year performance was above its peer group median although its one-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international income funds and global income funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees and total expenses were competitive with its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the
23 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
24 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
25 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees (since 2003), Trustee (since 1999) Age: 72	President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), former Director of Campus Crusade for Christ (non-profit) (1991-2008); former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 1998) Age: 73	Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 1999) Age: 71	Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000 – June 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 1995) Age: 67	Chairman of the Board (since 2006) and Director (since June 2002) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 1996) Age: 68	Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.
26 | OPPENHEIMER INTERNATIONAL BOND FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Beverly L. Hamilton, Trustee (since 2002) Age: 62	Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002-2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2002) Age: 65	Board of Directors of Opera Colorado Foundation (non-profit organization) (since March 2008); Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street Bank & Trust (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2000) Age: 67	Trustee Emeritas of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 40 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2001) Age: 60	Chairman and Director of the Manager (since June 2001); Chief Executive Officer of the Manager (June 2001-December 2008); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
27 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

John V. Murphy, Continued	(since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation and Trinity Investment Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 98 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Messrs. Steinmetz, Robis, Zervos and Zack, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Arthur P. Steinmetz, Vice President and Portfolio Manager (since 2004) Age: 50	Chief Investment Officer of Fixed-Income Investments of the Manager (since April 2009); Director of Fixed-Income Investments of the Manager (January 2009-April 2009) and a Senior Vice President of the Manager since March 1993. A portfolio manager and an officer of 4 portfolios in the OppenheimerFunds complex.

Robert Robis Vice President and Portfolio Manager (since 2009) Age: 38	Vice President and global economist of the Manager’s fixed-income team (since July 2005). Prior to joining the Manager, a research analyst of the Manager (August 1998-April 2004); a proprietary trader at J.P. Morgan (June 2004-May 2005); an economist and portfolio strategist at BCA Research (March 1995-July 1998). Mr. Robis is a portfolio manager and officer of 1 portfolio in the OppenheimerFunds complex.

Sara J. Zervos Vice President and Portfolio Manager (since 2009) Age: 40	Vice President of the Manager (since April 2008). Prior to joining the Manager, a portfolio manager with Sailfish Capital Management (May 2007-February 2008) and a portfolio manager for emerging market debt at Dillon Read Capital Management and OTA Asset Management (June 2004-April 2007). A portfolio manager and officer of 1 portfolio in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 59	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 98 portfolios in the OppenheimerFunds complex.
28 | OPPENHEIMER INTERNATIONAL BOND FUND

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 49	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
OAC (March 1999-June 2008), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 98 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2001) Age: 61	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds International Distributor Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 98 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.525.7048.
29 | OPPENHEIMER INTERNATIONAL BOND FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3. Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that George C. Bowen, the Chairman of the Board’s Audit Committee, is the audit committee financial expert and that Mr. Bowen is “independent” for purposes of this Item 3.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements was KPMG in 2009 and D&T in 2008. KPMG billed $58,200 in fiscal 2009 and D&T billed $59,275 in fiscal 2008.
(b) Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed $211,540 in fiscal 2009 and $310,000 in fiscal 2008 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews, audit of capital accumulation plan and professional services relating to FAS 157.
(c) Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $10,242 in fiscal 2009 and $501 in fiscal 2008.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: Tax services for U.S., India and Venezuela.
(d) All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $221,782 in fiscal 2009 and $310,501 in fiscal 2008 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5. Audit Committee of Listed Registrants
Not applicable.

Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Bond Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer

Date:	11/10/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date:	11/10/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	11/10/2009